Shareholder Fees - RS Shares Prospectus	Jan. 26, 2026 USD ($)
GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0